Parent company only condensed financial information	12 Months Ended
Mar. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Parent company only condensed financial information
27.
Parent company only condensed financial information

The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Rule 4-08(e)(3) of Regulation S-X and concluded that it was applicable for the Company to disclose the financial information for the parent company ("Alibaba Group Holding Limited") only.

Condensed Balance Sheets

	As of March 31,
	2023	2024
	RMB	RMB
	(in millions)
Cash and cash equivalents	576	1,114
Amounts due from subsidiaries	99,536	49,096
Prepayments and other assets	868	527
Interest in subsidiaries and VIEs	1,123,451	1,180,705
Total assets	1,224,431	1,231,442
Current unsecured senior notes	4,800	16,252
Amounts due to subsidiaries	103,507	110,867
Accrued and other liabilities	2,009	2,862
Non-current bank borrowings	27,393	28,828
Non-current unsecured senior notes	97,065	86,089
Total liabilities	234,774	244,898
Ordinary shares	1	1
Additional paid-in capital	416,880	397,999
Treasury shares, at cost	(28,763)	(27,684)
Subscription receivables	(49)	—
Statutory reserves	12,977	14,733
Accumulated other comprehensive (loss) income	(10,417)	3,598
Retained earnings	599,028	597,897
Total shareholders’ equity	989,657	986,544
Total liabilities and equity	1,224,431	1,231,442

Condensed Statements of Comprehensive Income

	For the year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions)
Total cost and expenses	(444)	(846)	(327)
Income from subsidiaries and VIEs	63,745	84,000	86,057
Income from operations	63,301	83,154	85,730
Interest expense	(3,976)	(4,696)	(5,415)
Other income and expenses	2,634	(5,949)	(574)
Net income	61,959	72,509	79,741
Other comprehensive (loss) income	(13,616)	23,379	14,340
Total comprehensive income	48,343	95,888	94,081

27.
Parent company only condensed financial information (Continued)

Condensed Statements of Cash Flows

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions)
Net cash (used in) provided by operating activities	(4,739)	71,885	93,308
Cash flows from investing activities:
(Advances to and investments in) Repayments from subsidiaries and VIEs, and others	(20,188)	(12,290)	11,838
Net cash (used in) provided by investing activities	(20,188)	(12,290)	11,838
Cash flows from financing activities:
Issuance of ordinary shares	109	11	843
Advances from subsidiaries	95,621	15,296	6,195
Repurchase of ordinary shares	(61,225)	(74,746)	(88,745)
Dividend distribution	—	—	(17,946)
Repayment of unsecured senior notes	(9,585)	—	(5,013)
Net cash provided by (used in) financing activities	24,920	(59,439)	(104,666)
Effect of exchange rate changes on cash and cash equivalents	(36)	33	58
(Decrease) Increase in cash and cash equivalents	(43)	189	538
Cash and cash equivalents at the beginning of the year	430	387	576
Cash and cash equivalents at the end of the year	387	576	1,114

For the parent company only condensed financial information, the Company accounted for the investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323. Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries and VIEs” and the shares of profits or losses of the subsidiaries and VIEs are presented as “Income from subsidiaries and VIEs” on the Condensed Statements of Comprehensive Income.

During the years ended March 31, 2022, 2023 and 2024, dividends paid to the parent company by the subsidiaries amounted to nil, RMB75,355 million and RMB98,174 million, respectively.

The parent company did not have significant capital and other commitments, or guarantees as of March 31, 2023 and 2024, except for those disclosed in these consolidated financial statements.

Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted in the parent company only condensed financial information. The parent company only condensed financial information is not the general-purpose financial statements of the reporting entity and should be read in conjunction with the consolidated financial statements of the Company.